Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended																																																																			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Germany USD ($)	Dec. 31, 2012 Germany CNY	Dec. 31, 2011 Germany CNY	Dec. 31, 2010 Germany CNY	Dec. 31, 2012 USA USD ($)	Dec. 31, 2012 USA CNY	Dec. 31, 2011 USA CNY	Dec. 31, 2010 USA CNY	Dec. 31, 2012 South Korea USD ($)	Dec. 31, 2012 South Korea CNY	Dec. 31, 2011 South Korea CNY	Dec. 31, 2010 South Korea CNY	Dec. 31, 2012 Hong Kong Special Administrative Region (the "HK SAR") USD ($)	Dec. 31, 2012 Hong Kong Special Administrative Region (the "HK SAR") CNY	Dec. 31, 2010 Hong Kong Special Administrative Region (the "HK SAR") CNY	Dec. 31, 2012 Europe USD ($)	Dec. 31, 2012 Europe CNY	Dec. 31, 2011 Europe CNY	Dec. 31, 2010 Europe CNY	Dec. 31, 2012 Japan USD ($)	Dec. 31, 2012 Japan CNY	Dec. 31, 2011 Japan CNY	Dec. 31, 2010 Japan CNY	Dec. 31, 2012 Net revenues Geographic concentration risk Germany, USA and PRC USD ($)	Dec. 31, 2012 Net revenues Geographic concentration risk Germany, USA and PRC CNY	Dec. 31, 2011 Net revenues Geographic concentration risk Germany, USA and PRC CNY	Dec. 31, 2010 Net revenues Geographic concentration risk Germany, USA and PRC CNY	Dec. 31, 2012 Net revenues Geographic concentration risk Germany USD ($)	Dec. 31, 2012 Net revenues Geographic concentration risk Germany CNY	Dec. 31, 2011 Net revenues Geographic concentration risk Germany CNY	Dec. 31, 2010 Net revenues Geographic concentration risk Germany CNY	Dec. 31, 2012 Net revenues Geographic concentration risk USA USD ($)	Dec. 31, 2012 Net revenues Geographic concentration risk USA CNY	Dec. 31, 2011 Net revenues Geographic concentration risk USA CNY	Dec. 31, 2010 Net revenues Geographic concentration risk USA CNY	Dec. 31, 2012 Net revenues Geographic concentration risk PRC USD ($)	Dec. 31, 2012 Net revenues Geographic concentration risk PRC CNY	Dec. 31, 2011 Net revenues Geographic concentration risk PRC CNY	Dec. 31, 2010 Net revenues Geographic concentration risk PRC CNY	Dec. 31, 2012 Net revenues Geographic concentration risk for known government incentive programs	Dec. 31, 2011 Net revenues Geographic concentration risk for known government incentive programs	Dec. 31, 2010 Net revenues Geographic concentration risk for known government incentive programs	Dec. 31, 2010 Net revenues Customer concentration risk item	Dec. 31, 2012 Net revenues Customer concentration risk Top five customers item	Dec. 31, 2011 Net revenues Customer concentration risk Top five customers item	Dec. 31, 2010 Net revenues Customer concentration risk Top five customers item	Dec. 31, 2012 Net revenues Customer concentration risk Germany Customer A USD ($)	Dec. 31, 2012 Net revenues Customer concentration risk Germany Customer A CNY	Dec. 31, 2011 Net revenues Customer concentration risk Germany Customer A CNY	Dec. 31, 2010 Net revenues Customer concentration risk Germany Customer A CNY	Dec. 31, 2012 Accounts receivable Customer concentration risk Top five accounts receivables item	Dec. 31, 2011 Accounts receivable Customer concentration risk Top five accounts receivables item	Dec. 31, 2012 Accounts receivable Customer concentration risk Germany Customer A USD ($)	Dec. 31, 2012 Accounts receivable Customer concentration risk Germany Customer A CNY	Dec. 31, 2011 Accounts receivable Customer concentration risk Germany Customer A CNY	Dec. 31, 2012 Advances to suppliers Supplier concentration risk USD ($)	Dec. 31, 2012 Advances to suppliers Supplier concentration risk CNY	Dec. 31, 2011 Advances to suppliers Supplier concentration risk CNY	Dec. 31, 2012 Advances to suppliers Supplier concentration risk Germany Supplier C USD ($)	Dec. 31, 2012 Advances to suppliers Supplier concentration risk Germany Supplier C CNY	Dec. 31, 2011 Advances to suppliers Supplier concentration risk Germany Supplier C CNY	Dec. 31, 2012 Advances to suppliers Supplier concentration risk Singapore Supplier A USD ($)	Dec. 31, 2012 Advances to suppliers Supplier concentration risk Singapore Supplier A CNY	Dec. 31, 2011 Advances to suppliers Supplier concentration risk Singapore Supplier A CNY	Dec. 31, 2012 Advances to suppliers Supplier concentration risk South Korea Supplier B USD ($)	Dec. 31, 2012 Advances to suppliers Supplier concentration risk South Korea Supplier B CNY	Dec. 31, 2011 Advances to suppliers Supplier concentration risk South Korea Supplier B CNY	Dec. 31, 2012 Cash Financial institution concentration risk Individual financial institutions	Dec. 31, 2011 Cash Financial institution concentration risk Individual financial institutions	Dec. 31, 2012 Cash Financial institution concentration risk PRC item	Dec. 31, 2011 Cash Financial institution concentration risk PRC item	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk USA Denominated in USD USD ($)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk USA Denominated in USD CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk USA Denominated in USD USD ($)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk USA Denominated in USD CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in USD USD ($)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in USD CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in USD USD ($)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in USD CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in Singapore dollar (SGD) CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in Singapore dollar (SGD) SGD	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in Singapore dollar (SGD) CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in Singapore dollar (SGD) SGD	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in RMB CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in RMB CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in USD USD ($)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in USD CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in USD USD ($)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in USD CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in JPY CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in JPY JPY (¥)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in GBP CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in GBP GBP (£)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in EURO CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in EURO EUR (€)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in EURO CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in EURO EUR (€)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in RMB CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD USD ($)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD USD ($)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in EURO CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in EURO EUR (€)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in EURO CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in EURO EUR (€)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in USD USD ($)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in USD CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in USD USD ($)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in USD CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in EURO CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in EURO EUR (€)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in EURO CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in EURO EUR (€)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in CHF CHF	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in CHF CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Japan Denominated in USD USD ($)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Japan Denominated in USD CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Japan Denominated in JPY CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Japan Denominated in JPY JPY (¥)	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk CNY	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk CNY	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in RMB CNY	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in RMB CNY	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in USD USD ($)	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in USD CNY	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in USD USD ($)	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in USD CNY	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in EURO CNY	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in EURO EUR (€)	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in EURO CNY	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in EURO EUR (€)	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in CHF CHF	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in CHF CNY	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk Europe Denominated in CHF CHF	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk Europe Denominated in CHF CNY
Basis of Presentation
Net loss	$ (512,334)	(3,191,887)	(3,265,777)	1,698,033
Cash used in operating activities	(329,960)	(2,055,694)	340,829	2,499,751
Cash and cash equivalents	334,644	2,084,865	4,181,038	5,856,132	671,102	3,248,086
Short-term borrowings, including current portion of long-term debt	1,208,009	7,526,015	8,225,076
Principles of Consolidation
An ownership interest in subsidiary less than this percentage for considering as noncontrolling interests	100.00%	100.00%
Significant Concentrations and Risks
Revenues	1,828,530	11,391,928	14,677,965	12,499,987			764,885	4,765,312	6,595,109	7,078,239	256,929	1,600,695	2,137,219	1,216,962	2,693	16,775	13,036	154,769	1,232	7,674	16,500	1,102,042	6,865,842	9,069,292	10,306,465	13,148	81,911	51,236	22,854	1,447,705	9,019,348	11,994,214	9,041,118	764,885	4,765,312	6,595,109	7,078,239	256,929	1,600,695	2,137,219	1,216,962	425,891	2,653,341	3,261,886	745,917								123,357	768,526	1,240,351	1,501,037
Percentage of concentration of risk																														79.00%	79.00%	82.00%	72.00%	42.00%	42.00%	45.00%	57.00%	14.00%	14.00%	15.00%	10.00%	23.00%	23.00%	22.00%	5.00%	91.00%	100.00%	96.00%		26.00%	27.70%	30.80%	7.00%	7.00%	8.00%	12.00%	24.20%	33.80%																42.40%	56.80%
Number of major customers																																																	1	5	5	5
Number of major accounts receivable from customers																																																									5	5
Threshold percentage																																																	10.00%													10.00%	10.00%	10.00%										10.00%	10.00%
Accounts receivable	583,321	3,634,151	2,130,377																																																								4,780	29,777	24,254
Total prepayments to supplier	273,400	1,703,312	1,866,879																																																											220,368	1,372,915	1,425,988	153,815	958,284	875,645	29,618	184,523	217,381	36,935	230,108	332,962
Total cash held by financial institutions																																																																														2,082,732	4,177,522	1,380	8,676	14,477	91,218	490	3,077	282	1,776	76	15	539	111	1,006,387	2,391,014	98,542	619,383	197,529	1,244,612	61	833	18,403	1,811	78,841	9,479	128,091	15,693	10	30,806	193,630	22,037	138,851	43,010	5,171	12,919	1,583	890	5,610	127	799	98,239	11,811	167,703	20,546	176	1,200	404	2,555	3,574	48,925
Total restricted cash	155,195	966,878	1,432,282																																																																																																																														966,878	1,432,282	912,446	1,372,682	6,845	43,023	6,488	40,883	11,292	1,358	18,717	2,293	13	85	5	32
Deposits for the purchase of equipment	36,786	229,181	473,974
Number of individual financial institutions																																																																												2	3
Foreign Currency
Noon buying rate RMB to $1.00		6.2301
Cash and Restricted Cash
Maximum maturity period for letters of credit and letters of guarantee	1 year	1 year
Sale of Accounts Receivable
Proceeds from sale of accounts receivable	35,838	223,273	343,865
Loss on sale of accounts receivable	337	2,100	2,279	6,270
Prepayments to Suppliers
Amount of the prepayments to suppliers reduced and reclassified to inventories	79,562	495,679	476,113	424,044
Long-term prepayments to suppliers	$ 205,475	1,280,131	1,322,714